Payments, by Government - 12 months ended Dec. 31, 2024 - CAD ($)	Taxes	Royalties	Fees	Bonuses	Dividends	Infrastructure	Total Payments
CTE D'IVOIRE | Federal Government of Cote d'Ivoire, Tax Authority
Total	$ 32,091,295	$ 26,608,537	$ 575,937	$ 402,806			$ 59,678,574
BURKINA FASO | Government of Burkina Faso, Tax Authority
Total	3,633,488	30,386,990	3,743,213	436,778	$ 920,530		39,121,000
MEXICO | National Government of Mexico, Mexican Geological Service
Total		2,788,279					2,788,279
MEXICO | National Government of Mexico, Ministry of Economy
Total	2,103,303	1,009,204	1,535,341				4,647,848
MEXICO | Municipality of San Jose del Progreso
Total				$ 766,678		$ 1,149,673	1,916,352
MEXICO | Municipality of Magdalena Ocotlan
Total						$ 399,302	399,302
ARGENTINA | National Government of Argentina, Ministry of Environment and Production
Total			236,089				236,089
ARGENTINA | National Government of Argentina, Mining and Energy Resources Secretary
Total			2,792				2,792
ARGENTINA | Municipality of Tolar Grande
Total			283,396				283,396
ARGENTINA | Province of Salta, Grand Treasury of the Province of Salta, Fees
Total			19,848				19,848
ARGENTINA | National Government of Argentina, Federal Public Revenue Administration, Custom Taxes
Total	12,220,556						12,220,556
ARGENTINA | National Government of Argentina, Federal Public Revenue Administration, Wealth Tax
Total	898,182						898,182
ARGENTINA | National Government of Argentina, Federal Public Revenue Administration, Export Duties
Total	1,472,280						1,472,280
ARGENTINA | Province of Salta, Grand Treasury of the Province of Salta, Royalties
Total		5,862,116					5,862,116
PERU | Federal Government of Peru, National Superintendency of Tax Administration
Total	12,257,494	$ 378,367					12,635,860
PERU | Federal Government of Peru, Agency for Environmental Assessment and Enforcement
Total	109,154						109,154
PERU | Federal Government of Peru, Department of Investments in Mining and Energy
Total	$ 187,121						187,121
PERU | Federal Government of Peru, Institute of Geological, Mining and Metallurgy
Total			316,818				316,818
PERU | Federal Government of Peru, Water Resources Commission
Total			$ 253,053				$ 253,053